(2) Significant Accounting Policies: Concentration of Credit Risk (Policies) (Scenario, Previously Reported)	9 Months Ended
Jun. 30, 2013
Scenario, Previously Reported
Policies
Concentration of Credit Risk

Concentration of Credit Risk

In the normal course of business, the Company provides credit terms to its customers and requires no collateral. Accordingly, the Company performs ongoing credit evaluations of its customers' financial condition.

Based upon the expected collectability of its accounts receivable, the Company maintains an allowance for doubtful accounts receivable.

One customer accounted for $2,450,984 (12 percent) of total revenues for the fiscal year ended September 30, 2012 and the same customer accounted for $2,265,805 (13 percent) of total revenues for the fiscal year ended September 30, 2011.  No other customer represented more than 10 percent of the Company’s total revenues for the fiscal years ended September 30, 2012 or 2011.

Concentration of credit risk associated with the Company’s total and outstanding accounts receivable as of September 30, 2012 and 2011, respectively, are shown in the table below:

	2012	%	2011	%

Customer A	$ 681,781	24%	$ -	-

Customer B	$ 475,800	17%	$ 347,553	7%

Customer C	$ -	-	$ 1,995,804	39%